Document and Entity Information	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42276
Entity Registrant Name	Everus Construction Group, Inc.
Entity Central Index Key	0002015845
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-1952207
Entity Address, Address Line One	1730 Burnt Boat Drive
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58503
City Area Code	701
Local Phone Number	221-6400
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ECG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false